Regulatory Matters (Narrative) (Details) $ in Millions		1 Months Ended		2 Months Ended	11 Months Ended	12 Months Ended
	Jul. 09, 2019 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2018 USD ($)	May 31, 2019 USD ($)	Nov. 26, 2017 USD ($)	Dec. 31, 2020 USD ($) $ / MWh	Dec. 31, 2019 USD ($)
Regulatory Matters [Abstract]
Reconciliation of all costs incurred with revenues					$ 87
Net operating cost savings	$ 16
Authorized under-recovery reconciliation costs	$ 6
Expected surcharge		$ 7
Decrease in revenue requirement			$ 144
Reduction related to amortization of excess deferred income taxes			$ 75
Refund of tax rate differential				$ 9
Per MWh surcharge to be collected | $ / MWh						0.33
Net regulatory asset						$ (1,076)	$ (1,018)